Amortizable Intangible Assets (Schedule of Furture Amortization Expense)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Amortizable Intangible Assets [Abstract]
2014	$ 785
2015	434
2016	328
2017	242
2018	32
Thereafter	56
Intangible assets, net	$ 1,877